Warrant Liability (Detail Textuals) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Warrants Liability (Textual)
Estimated fair value of outstanding warrant liabilities	$ 900,000	$ 900,000		$ 0
Change in fair value of the derivative liabilities	$ 166,000	$ (166,000)